Financial Information as per operating segments	12 Months Ended
Dec. 31, 2018
Operating segments [Abstract]
Disclosure of entity's operating segments [text block]
Note 6
Financial Information as per operating segments

The Company has defined three Operating segments, essentially defined with respect to its revenues in the geographic areas of commercial activity: 1. Chile, 2. International business and 3.Wine.

These Operating segments mentioned are consistent with the way the Company is managed and how results are reported by CCU. These segments reflect separate operating results which are regularly reviewed by the chief operating decision maker in order to make decisions about the resources to be allocated to the segment and assess its performance.

Operating segment	Products and services
Chile	Beers, non-alcoholic beverages, spirits and SSU.
International Business	Beers, cider, non-alcoholic beverages and spirits in Argentina, Uruguay, Paraguay and Bolivia.
Wines	Wines, mainly in export markets to more 80 countries.

Corporate revenues and expenses are presented separately within the Other, in addition in the other presents the elimination of transactions between segments.

The Company does not have any customers representing more than 10% of consolidated revenues.

The detail of the segments is presented in the following tables:

a)	Information as per operating segments for the years ended December 31, 2018 and 2017 :

	Chile		International Business		Wines		Others		Total
	2018	2017	2018 (4)	2017	2018	2017	2018 (4)	2017	2018 (5)	2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,080,974,052	1,020,763,055	473,972,819	457,178,413	201,305,759	200,455,713	-	-	1,756,252,630	1,678,397,181
Other income	15,754,493	14,667,777	9,404,839	2,740,533	4,190,594	3,105,064	(2,320,219)	(549,761)	27,029,707	19,963,613
Sales revenue between segments	12,845,646	11,688,658	548,184	398,100	1,022,378	893,005	(14,416,208)	(12,979,763)	-	-
Net sales	1,109,574,191	1,047,119,490	483,925,842	460,317,046	206,518,731	204,453,782	(16,736,427)	(13,529,524)	1,783,282,337	1,698,360,794
Change %	6.0	-	5.1	-	1.0	-	-	-	5.0	-
Cost of sales	(501,255,744)	(483,604,499)	(230,068,601)	(190,387,412)	(133,271,578)	(126,244,373)	4,584,531	1,497,629	(860,011,392)	(798,738,655)
% of Net sales	45.2	46.2	47.5	41.4	64.5	61.7	-	-	48.2	47.0
Gross margin	608,318,447	563,514,991	253,857,241	269,929,634	73,247,153	78,209,409	(12,151,896)	(12,031,895)	923,270,945	899,622,139
% of Net sales	54.8	53.8	52.5	58.6	35.5	38.3	-	-	51.8	53.0
MSD&A (1)	(407,242,869)	(383,169,121)	(210,591,361)	(225,341,789)	(52,408,689)	(53,941,735)	(11,332,903)	(6,330,835)	(681,575,822)	(668,783,480)
% of Net sales	36.7	36.6	43.5	49.0	25.4	26.4	-	-	38.2	39.4
Other operating income (expenses)	1,586,173	2,438,416	223,078,626	678,153	1,828,938	251,765	532,889	687,209	227,026,626	4,055,543
Adjusted operating result (2)	202,661,751	182,784,286	266,344,506	45,265,998	22,667,402	24,519,439	(22,951,910)	(17,675,521)	468,721,749	234,894,202
Change %	10.9	-	488.4	-	(7.6)	-	-	-	99.5	-
% of Net sales	18.3	17.5	55.0	9.8	11.0	12.0	-	-	26.3	13.8
Net financial expense	-	-	-	-	-	-	-	-	(7,766,206)	(19,115,361)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(10,815,520)	(8,914,097)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	3,299,657	(2,563,019)
Results as per adjustment units	-	-	-	-	-	-	-	-	742,041	(110,539)
Other gains (losses)	-	-	-	-	-	-	-	-	4,029,627	(7,716,791)
Income before taxes									458,211,348	196,474,395
Tax income (expense)									(136,126,817)	(48,365,976)
Net income for year									322,084,531	148,108,419
Non-controlling interests									15,193,739	18,501,066
Net income attributable to equity holders of the parent									306,890,792	129,607,353
Depreciation and amortization	63,148,804	64,807,818	19,798,708	15,568,301	7,935,006	7,505,440	2,406,676	4,317,945	93,289,194	92,199,504
ORBDA (3)	265,810,555	247,592,104	286,143,214	60,834,299	30,602,408	32,024,879	(20,545,234)	(13,357,576)	562,010,943	327,093,706
Change %	7.4	-	370.4	-	(4.4)	-	-	-	71.8	-
% of Net sales	24.0	23.6	59.1	13.2	14.8	15.7	-	-	31.5	19.3

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).
(4)
The net impact, related to early termination of Budweiser license,  on International Business Operating segment earnings was a one-time gain of ThCh$ 211,228,960 in ORBDA and a loss in Other for an amount of ThCh$ 2,386,517.

(5)
The net impact, related to early termination of Budweiser license (
See
Note 1 – General information, letter C
),
on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in
ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

b)	Information as per operating segments for the years ended December 31, 2017 and 2016 :

	Chile		International Business		Wines		Others		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Sales revenue external customers	1,020,763,055	973,220,715	457,178,413	366,778,056	200,455,713	195,322,270	-	-	1,678,397,181	1,535,321,041
Other income	14,667,777	15,630,481	2,740,533	2,783,615	3,105,064	5,851,015	(549,761)	(688,444)	19,963,613	23,576,667
Sales revenue between segments	11,688,658	8,524,493	398,100	546,972	893,005	228,767	(12,979,763)	(9,300,232)	-	-
Net sales	1,047,119,490	997,375,689	460,317,046	370,108,643	204,453,782	201,402,052	(13,529,524)	(9,988,676)	1,698,360,794	1,558,897,708
Change %	5.0	-	24.4	-	1.5	-	-	-	8.9	-
Cost of sales	(483,604,499)	(471,151,686)	(190,387,412)	(157,485,547)	(126,244,373)	(112,938,261)	1,497,629	(244,422)	(798,738,655)	(741,819,916)
% of Net sales	46.2	47.2	41.4	42.6	61.7	56.1	-	-	47.0	47.6
Gross margin	563,514,991	526,224,003	269,929,634	212,623,096	78,209,409	88,463,791	(12,031,895)	(10,233,098)	899,622,139	817,077,792
% of Net sales	53.8	52.8	58.6	57.4	38.3	43.9	-	-	53.0	52.4
MSD&A (1)	(383,169,121)	(373,407,847)	(225,341,789)	(191,413,501)	(53,941,735)	(52,007,092)	(6,330,835)	(2,714,311)	(668,783,480)	(619,542,751)
% of Net sales	36.6	37.4	49.0	51.7	26.4	25.8	-	-	39.4	39.7
Other operating income (expenses)	2,438,416	1,734,871	678,153	(394,820)	251,765	732,689	687,209	1,043,939	4,055,543	3,116,679
Adjusted operating result (2)	182,784,286	154,551,027	45,265,998	20,814,775	24,519,439	37,189,388	(17,675,521)	(11,903,470)	234,894,202	200,651,720
Change %	18.3	-	117.5	-	(34.1)	-	-	-	17.1	-
% of Net sales	17.5	15.5	9.8	5.6	12.0	18.5	-	-	13.8	12.9
Net financial expense	-	-	-	-	-	-	-	-	(19,115,361)	(14,627,170)
Equity and income of associates and joint ventures	-	-	-	-	-	-	-	-	(8,914,097)	(5,560,522)
Foreign currency exchange differences	-	-	-	-	-	-	-	-	(2,563,019)	456,995
Results as per adjustment units	-	-	-	-	-	-	-	-	(110,539)	(2,246,846)
Other gains (losses)	-	-	-	-	-	-	-	-	(7,716,791)	(8,345,907)
Income before taxes									196,474,395	170,328,270
Tax income (expense)									(48,365,976)	(30,246,383)
Net income for year									148,108,419	140,081,887
Non-controlling interests									18,501,066	21,624,399
Net income attributable to equity holders of the parent									129,607,353	118,457,488
Depreciation and amortization	64,807,818	61,736,849	15,568,301	11,928,705	7,505,440	7,078,872	4,317,945	2,783,619	92,199,504	83,528,045
ORBDA (3)	247,592,104	216,287,876	60,834,299	32,743,480	32,024,879	44,268,260	(13,357,576)	(9,119,851)	327,093,706	284,179,765
Change %	14.5	-	85.8	-	(27.7)	-	-	-	15.1	-
% of Net sales	23.6	21.7	13.2	8.8	15.7	22.0	-	-	19.3	18.2

(1)	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
(2)
Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).

(3)	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).

Sales information by geographic location

	For the years ended as of December 31,
Net sales per geographical location	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Chile (1)	1,289,513,013	1,226,668,091	1,176,972,109
Argentina (2)	421,607,095	413,466,737	329,585,488
Uruguay	17,708,773	16,402,136	15,204,331
Paraguay	43,565,171	41,823,830	37,135,780
Bolivia (3)	10,888,285	-	-
Foreign countries	493,769,324	471,692,703	381,925,599
Total	1,783,282,337	1,698,360,794	1,558,897,708

(1)	Includes net sales correspond to Corporate Support Unit and eliminations between geographical locations. Additionally, includes net sales made in Chile of the Wines Operating segment.
(2)	Includes net sales made by the subisiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)	See Note 15 – Business combinations, letter a) .

Sales information by customer

	For the years ended as of December 31,
Net Sales	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Domestic sales	1,664,613,889	1,572,617,473	1,429,152,068
Exports sales	118,668,448	125,743,321	129,745,640
Total	1,783,282,337	1,698,360,794	1,558,897,708

Sales information by product category

	For the years ended as of December 31,
Sales information by product category	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Alcoholic business	1,206,506,503	1,158,451,078	1,041,923,724
Non-alcoholic business	549,746,127	519,946,103	493,397,317
Others (1)	27,029,707	19,963,613	23,576,667
Total	1,783,282,337	1,698,360,794	1,558,897,708

(1)	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.

Depreciation and amortization as per operating segments

	For the years ended as of December 31,
Depreciation and amortization	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Chile operating segment	63,148,804	64,807,818	61,736,849
International Business operating segment	19,798,708	15,568,301	11,928,705
Wines operating segment	7,935,006	7,505,440	7,078,872
Others (1)	2,406,676	4,317,945	2,783,619
Total	93,289,194	92,199,504	83,528,045

(1)	I ncludes depreciation and amortization corresponding to the Corporate Support Units.

Cash flows Operating Segments

	For the years ended as of December 31,
Cash flows Operating Segments	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Cash flows from (used in ) Operating activities	429,313,131	262,161,431	190,014,348
Chile operating segment	157,294,023	161,413,504	152,862,350
International business operating segment	228,740,495	58,773,027	13,065,093
Wines operating segment	14,340,011	16,167,068	32,949,789
Others (1)	28,938,602	25,807,832	(8,862,884)

Cash flows from (used in ) Investing Activities	(199,002,101)	(173,614,379)	(155,007,390)
Chile operating segment	(98,325,850)	(78,746,298)	(57,119,431)
International business operating segment	(35,475,310)	(32,312,751)	(40,032,866)
Wines operating segment	(16,749,301)	(10,870,574)	(13,499,538)
Others (1) (*)	(48,451,640)	(51,684,756)	(44,355,555)

Cash flows from (used in ) Financing Activities	(52,963,862)	(53,001,198)	(95,059,905)
Chile operating segment	(78,048,783)	(65,996,567)	(90,636,820)
International business operating segment	(100,573,425)	(8,217,846)	18,820,789
Wines operating segment	3,741,241	(15,171,642)	(18,841,106)
Others (1)	121,917,105	36,384,857	(4,402,768)

(1)	Others includes Corporate Support Units, due to cash flows are managed by CCU.
(*)
Includes contribution to joint ventures. See
Note 8 - Cash and cash equivalents
.

Capital expenditures as per operating segments

	For the years ended as of December 31,
Capital expenditures (property, plant and equipment and software additions)	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Chile operating segment	78,887,075	80,866,369	53,809,780
International Business operating segment	32,756,828	32,312,751	39,592,739
Wines operating segment	16,961,638	10,948,212	14,767,858
Others (1)	2,834,881	1,638,148	20,713,048
Total	131,440,422	125,765,480	128,883,425

(1)	Others includes the capital investments corresponding to the Corporate Support Units.

Assets as per operating segments

	As of December 31, 2018	As of December 31, 2017
Assets as per Operating segment	ThCh$	ThCh$
Chile operating segment	1,183,145,732	1,045,791,551
International Business operating segment	463,913,523	274,766,962
Wines operating segment	341,959,321	315,298,950
Others (1)	416,846,340	340,371,624
Total	2,405,864,916	1,976,229,087
(1)	I ncludes assets corresponding to the Corporate Support Units.

Assets per geographic location

	As of December 31, 2018	As of December 31, 2017
Assets per geographical location	ThCh$	ThCh$
Chile (1)	1,924,196,897	1,689,394,491
Argentina (2)	373,091,516	213,714,384
Uruguay	26,925,415	25,015,615
Paraguay	53,126,091	48,104,597
Bolivia (3)	28,524,997	-
Total	2,405,864,916	1,976,229,087
(1)
Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.

(2)	Includes the assets of the subisiaries Finca La Celia S.A. and Los Huemules SRL., registered under the Wines Operating segment and Chile Operating segment, respectively.
(3)	See Note 15 – Business combinations, letter a) .

Liabilities as per operating segments

	As of December 31, 2018	As of December 31, 2017
Liabilities as per Operating segment	ThCh$	ThCh$
Chile operating segment	457,517,605	388,121,093
International Business operating segment	172,893,966	119,351,344
Wines operating segment	112,427,830	95,094,080
Others (1)	273,909,572	146,833,962
Total	1,016,748,973	749,400,479

(1)	O thers includes liabilities corresponding to the Corporate Support Units.

Operating Segment’s additional information

The Consolidated Statement of Income classified according to the Company’s operations management is as follows:

		For the years ended December 31,
CONSOLIDATED STATEMENT OF INCOME	Notes	2018 (*)	2017	2016
		ThCh$	ThCh$	ThCh$
Sales revenue external customers		1,756,252,630	1,678,397,181	1,535,321,041
Other income		27,029,707	19,963,613	23,576,667
Net sales		1,783,282,337	1,698,360,794	1,558,897,708
Change %		5.0	8.9	-
Cost of sales		(860,011,392)	(798,738,655)	(741,819,916)
% of Net sales		48.2	47.0	47.6
Gross margin		923,270,945	899,622,139	817,077,792
% of Net sales		51.8	53.0	52.4
MSD&A (1)		(681,575,822)	(668,783,480)	(619,542,751)
% of Net sales		38.2	39.4	39.7
Other operating income (expenses)		227,026,626	4,055,543	3,116,679
Adjusted operating result (2)		468,721,749	234,894,202	200,651,720
Change %		99.5	17.1	-
% of Net sales		26.3	13.8	12.9
Net financial expense	32	(7,766,206)	(19,115,361)	(14,627,170)
Equity and income of associates and joint ventures	16	(10,815,520)	(8,914,097)	(5,560,522)
Foreign currency exchange differences	32	3,299,657	(2,563,019)	456,995
Results as per adjustment units	32	742,041	(110,539)	(2,246,846)
Other gains (losses)	31	4,029,627	(7,716,791)	(8,345,907)
Income before taxes		458,211,348	196,474,395	170,328,270
Tax income (expense)	24	(136,126,817)	(48,365,976)	(30,246,383)
Net income for year		322,084,531	148,108,419	140,081,887
Non-controlling interests	28	15,193,739	18,501,066	21,624,399
Net income attributable to equity holders of the parent		306,890,792	129,607,353	118,457,488
Depreciation and amortization	29	93,289,194	92,199,504	83,528,045
ORBDA (3)		562,010,943	327,093,706	284,179,765
Change %		71.8	15.1	-
% of Net sales		31.5	19.3	18.2

(*)
The
net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C
), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

See definition of (1), (2) and (3) in information as per Operating segment under this Note.

The following is a reconciliation of our Net income, the main comparable IFRS measure to Adjusted Operating Result for the years ended
December 31, 2018, 2017 and 2016
:

	For the years ended December 31,
	2018 (*)	2017	2016
	ThCh$	ThCh$	ThCh$
Net income of year	322.084.531	148,108,419	140,081,887
Add (Subtract):
Other gains (losses)	(4.029.627)	7,716,791	8,345,907
Finance income	(15.794.456)	(5,050,952)	(5,680,068)
Finance costs	23.560.662	24,166,313	20,307,238
Share of net loss of joint ventures and associates accounted for using the equity method	10.815.520	8,914,097	5,560,522
Foreign currency exchange differences	(3.299.657)	2,563,019	(456,995)
Result as per adjustment units	(742.041)	110,539	2,246,846
Tax income (expense)	136.126.817	48,365,976	30,246,383
Adjusted operating result	468.721.749	234,894,202	200,651,720
Depreciation and amortization	93.289.194	92,199,504	83,528,045
ORBDA	562.010.943	327,093,706	284,179,765
(*)
The
net impact, related to early termination of Budweiser license (See
Note 1 – General information, letter C
), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.

The following is a reconciliation of the consolidated amounts presented for MSD&A with the comparable amounts presented on the face of our consolidated statement of income:

	For the years ended December 31.
	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Consolidated statement of income
Distribution costs	(314,391,183)	(290,227,129)	(270,835,822)
Administrative expenses	(152,376,458)	(142,514,649)	(155,322,295)
Other expenses by function	(216,236,609)	(238,704,061)	(195,412,109)
Other expenses included in ´Other expenses by function´	1,428,428	2,662,359	2,027,475
Total MSD&A	(681,575,822)	(668,783,480)	(619,542,751)

Segment information by joint ventures and associates

The Administration of the Company review the financial situation and result of the all of their joint ventures and associated that is described in
Note 16 – Investments accounted for using equity method
.